Fair value measurement - Disclosure of assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 7,166	€ 10,099
Not measured at fair value in statement of financial position | Total Debt, excluding Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34,671	27,305
Financial liabilities, at fair value	33,878	26,437
Not measured at fair value in statement of financial position | Asset-backed financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,016	4,778
Financial liabilities, at fair value	10,037	4,772
Not measured at fair value in statement of financial position | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,117	18,215
Financial liabilities, at fair value	18,302	17,391
Not measured at fair value in statement of financial position | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,538	4,312
Financial liabilities, at fair value	5,539	4,274
Not measured at fair value in statement of financial position | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,531	8,877
Financial assets, at fair value	12,008	8,744
Not measured at fair value in statement of financial position | Dealer financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,330	2,188
Financial assets, at fair value	2,329	2,184
Not measured at fair value in statement of financial position | Retail financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,494	5,505
Financial assets, at fair value	7,855	5,364
Not measured at fair value in statement of financial position | Finance lease
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	299	133
Financial assets, at fair value	325	133
Not measured at fair value in statement of financial position | Other receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,408	1,051
Financial assets, at fair value	€ 1,499	€ 1,063